Reconciliation of Profit/(Loss) After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2019
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities [Abstract]
Reconciliation of Profit/(Loss) After Income Tax to Net Cash Used in Operating Activities

Note 27. Reconciliation of profit/(loss) after income tax to net cash used in operating activities

	2019 A$'000	2018 A$'000	2017 A$'000
Profit/(Loss) after income tax benefit for the year	4,094	(11,640)	(5,690)

Adjustments for:
Loss on disposal of fixed assets	9	1	6
Depreciation and amortisation	221	194	217
Share-based payments	939	434	386
Loss on assets held for sale	29	—
Net unrealised foreign exchange	(1,053)	(82)	242
Change in operating assets and liabilities:
(Decrease)/Increase in trade and other receivables	(2,542)	72	814
(Decrease) in other current assets	(104)	(121)	(182)
Decrease in trade and other payables	1,066	1,259	114
Decrease in R&D grant receivable	3,214	112	(4,233)
(Decrease) in employee benefits	(1)	(23)	(3)
(Decrease) in provision	(15)	—	25
Net cash used in operating activities	5,857	(9,794)	(8,304)